Acquisition	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisition

3.	Acquisition

As discussed in note 1, through a reverse acquisition transaction, the LLC obtained a controlling financial interest in Eurocan on October 31, 2014. The following tables summarize the consideration paid for Eurocan and the recognized amounts of identifiable assets acquired and liabilities assumed on the date of the Acquisition:

Consideration
Shares issued (8,000,000) to effect reverse acquisition	$3,200,000
Fair value of total consideration transferred	$3,200,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$364
Receivables	155,060
Accounts payable	(37,411)
Accrued liabilities	(11,302)
Deferred revenue	(2,860)
Convertible note payable	(150,000)
Total identifiable net liabilities	(46,149)
Goodwill	3,246,149
Total recognized amounts of identifiable assets acquired and liabilities assumed	$3,200,000

The reverse acquisition was accounted for under the purchase method; accordingly, the purchase price was allocated to assets acquired and liabilities assumed based on their estimated fair values as determined by Company management. As part of the assessment of the fair value of assets acquired, no intangible assets were recognized. Fair values were estimated by the Company's management based on information currently available and on current assumptions as to future operations. The primary reason for the reverse acquisition was to allow the Company to gain access to public markets.

Eurocan's revenues and net loss were not significant for the ten months ended October 31, 2014 and for the year ended December 31, 2013.

On February 3, 2015, the Company entered into a Separation and Share Transfer Agreement (Share Transfer) with MWWD under which substantially all assets and liabilities of MWWD were transferred to Michael Williams in consideration of MWWD's and Mr. Williams' full release of all claims and liabilities related to MWWD and the MWWD business. Following the Share Transfer, MWWD ceased to be a subsidiary of the Company. As a result of the terms of the Share Transfer, the Company determined that the goodwill recorded in connection with the Acquisition was impaired; accordingly, the Company recorded $3,246,149 of goodwill impairment in the accompanying consolidated statement of operations for the year ended December 31, 2014.

MWWD is an online marketing and media solutions firm specializing in digital interactive media. MWWD uses digital interactive media to efficiently carry out highly targeted advertising and marketing campaigns.